Accounts Receivable	12 Months Ended
Jun. 30, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

3 — ACCOUNTS RECEIVABLE

As of June 30, 2024 and 2025, accounts receivable consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
Accounts receivable	144,670,083	140,731,559
Less: Allowance for credit losses	(14,315,654)	(26,660,972)
	130,354,429	114,070,587

For the fiscal years ended June 30, 2023, 2024 and 2025, the movement of allowance against expected credit losses was as the following:

	June 30, 2023	June 30, 2024	June 30, 2025
	RMB	RMB	RMB
Opening balance	303,038	1,852,816	14,315,654
Adjustment of opening balance due to adoption of ASU 2016-13	—	8,821,129	—
Provision of expected credit losses	1,852,816	4,031,265	12,345,318
Writing off accounts receivable	(303,038)	(389,556)	—
Ending balance	1,852,816	14,315,654	26,660,972